Financial Highlights (Schedule Of Weighted Average Number Of Units For Each Series) (Details)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Series 1 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	512,141.713	[1]	645,173.947	[1]	687,898.790	[1]
Weighted average number of units, Date of initial issuance	July 23, 2001
Series 2 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	228.982	[1]	156.318	[1]	64.584	[2]
Weighted average number of units, Date of initial issuance	April 1, 2010
Series 3 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	26,798.935	[1]	21,549.160	[1]	5,536.921	[1]
Weighted average number of units, Date of initial issuance	September 1, 2009
Series 4 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	1,241.673	[1]	532.525	[1]	34.462	[3]
Weighted average number of units, Date of initial issuance	November 1, 2010

[1]	January 1 - December 31
[2]	April 1 - December 31
[3]	November 1 - December 31